PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Spetner Associates Inc [Member]
PROPERTY, PLANT AND EQUIPMENT

NOTE 3 – PROPERTY, PLANT AND EQUIPMENT

Property and equipment consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
Office Equipment	$144,505	$144,505
Furniture & fixtures	10,819	10,819
IT Equipment	47,996	47,996
Automobile	51,290	51,290
	254,610	254,610
Less: accumulated depreciation	(237,513)	(227,255)
Net book value	$17,097	$27,355

Depreciation expense for the year ended December 31, 2024 and 2023, was $10,258 and $10,498, respectively.